Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	$ 35,200,000
Net operating loss carryforwards, subject to expiration	1,500,000
Valuation allowance of DTA	22,211,000	$ 13,499,000
Deferred tax assets operating loss carry forwards research subject to expiration	$ 800,000
Operating loss carryforwards, limitations on use	50
RENEO PHARMACEUTICALS INC [Member]
Operating Loss Carryforwards [Line Items]
Income Tax Expense (Benefit)	$ 0	0
Stockholders ownership percentage	5.00%
Valuation allowance of DTA	$ 49,872,000	32,214,000
Unrecognized tax benefits	11,000,000
Income Tax Examination, Penalties and Interest Accrued	0	$ 0
Federal [Member] | RENEO PHARMACEUTICALS INC [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	110,900,000
Net operating loss carryforwards, not subject to expiration	109,300,000
Net operating loss carryforwards, subject to expiration	$ 1,600,000
Net operating loss carryforwards, subject to expiration period	2034
Tax credit carry forwards	$ 16,900,000
Tax credit carry forwards expiration	2034
State [Member] | RENEO PHARMACEUTICALS INC [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 1,800,000
Net operating loss carryforwards period	2034
Tax credit carry forwards	$ 700,000
UK [Member] | RENEO PHARMACEUTICALS INC [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, not subject to expiration	200,000
GILTI	$ 1,500,000